CURRENT/NON-CURRENT DISTINCTION (Tables)	12 Months Ended
Dec. 31, 2025
CURRENT/NON-CURRENT DISTINCTION
Summary of Assets and Liability

	12/31/2025			12/31/2024
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	1,599,186,464	—	1,599,186,464	858,981,662	—	858,981,662
Cash	208,669,564	—	208,669,564	199,785,619	—	199,785,619
Argentine Central Bank	1,208,438,443	—	1,208,438,443	630,184,457	—	630,184,457
Other local financial institutions	130,109,546	—	130,109,546	26,898,713	—	26,898,713
Others	51,968,911	—	51,968,911	2,112,873	—	2,112,873
Debt Securities at fair value through profit or loss	249,506,501	—	249,506,501	346,410,248	—	346,410,248
Derivatives	9,910,637	—	9,910,637	6,087,827	—	6,087,827
Reverse Repo transactions	3,657,016	—	3,657,016	—	—	—
Other financial assets	57,533,129	—	57,533,129	37,666,571	—	37,666,571
Loans and other financing	2,800,271,580	965,206,646	3,765,478,226	2,012,301,695	842,409,232	2,854,710,927
To the non-financial public sector	8,604,827	130,615	8,735,442	4,004,784	246,654	4,251,438
To the financial sector	322,300,303	9,754,871	332,055,174	21,414,494	5,383,141	26,797,635
To the Non-Financial Private Sector and Foreign residents	2,469,366,450	955,321,160	3,424,687,610	1,986,882,417	836,779,437	2,823,661,854
Other debt securities	691,654,090	113,253,738	804,907,828	425,453,462	643,900,812	1,069,354,274
Pledged as collateral	681,163,072	—	681,163,072	230,673,338	—	230,673,338
Investments in equity instruments	—	5,705,943	5,705,943	10,548	924,409	934,957
Property, plant and equipment	—	132,658,360	132,658,360	—	134,096,351	134,096,351
Investment Property	—	92,588,256	92,588,256	—	103,441,552	103,441,552
Intangible assets	—	231,836,457	231,836,457	—	218,386,830	218,386,830
Deferred income tax assets	107,793,230	(16,389,693)	91,403,537	9,089,923	6,623,632	15,713,555
Other non-financial assets	21,387,456	22,642,013	44,029,469	23,564,000	23,191,337	46,755,337
TOTAL ASSETS	6,222,063,175	1,547,501,720	7,769,564,895	3,950,239,274	1,972,974,155	5,923,213,429

	12/31/2025			12/31/2024
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	5,114,731,152	4,155,327	5,118,886,479	4,174,648,931	—	4,174,648,931
Non-financial public sector	131,280,895	—	131,280,895	190,358,730	—	190,358,730
Financial sector	744,014	—	744,014	243,730	—	243,730
Non-financial private sector and foreign residents	4,982,706,243	4,155,327	4,986,861,570	3,984,046,471	—	3,984,046,471
Liabilities at fair value through profit or loss	693,909	—	693,909	—	—	—
Derivatives	—	—	—	2,281,117	—	2,281,117
Repo Transactions	393,411,412	—	393,411,412	44,677,369	—	44,677,369
Other financial liabilities	276,725,506	3,546,779	280,272,285	216,450,391	2,164,122	218,614,513
Financing received from the Argentine Central Bank and other financial institutions	233,480,510	247,313,232	480,793,742	45,538,644	6,157,214	51,695,858
Unsubordinated negotiable Obligations	174,866,398	—	174,866,398	67,297,539	—	67,297,539
Current income tax liability	442,758	—	442,758	6,880,917	—	6,880,917
Provisions	162,064	13,728,764	13,890,828	143,560	53,268,985	53,412,545
Other non-financial liabilities	320,235,349	—	320,235,349	252,894,438	—	252,894,438
TOTAL LIABILITIES	6,514,749,058	268,744,102	6,783,493,160	4,810,812,906	61,590,321	4,872,403,227